November 2, 1998

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Trust VI (Trust)
        Colonial Value Fund (formerly Colonial Equity Income Fund)(Fund) File Nos. 811-6529 & 33-45117

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information each dated November 2, 1998, does not differ from that contained in Post-Effective Amendment No. 15 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 26, 1998.

Very truly yours,
COLONIAL TRUST VI on behalf of
COLONIAL VALUE FUND




Ellen Harrington
Assistant Secretary


cc:       M. Muller (4)
          E. Edson
          S. Schermerhorn
          M.C. Telamn
          D. Young (2)

November 2, 1998

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Trust VI (Trust)
        Colonial U.S. Growth & Income Fund (Fund)
        File Nos. 811-6529 & 33-45117

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information each dated October 30, 1998, do not differ from those contained in Post-Effective Amendment No. 15 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 26, 1998.

Very truly yours,
COLONIAL TRUST VI on behalf of
Colonial U.S. Growth & Income Fund



Ellen Harrington
Assistant Secretary


cc:       M. Muller (4)
          E. Edson
          M. Stoeckle
          M.C. Telman
          D. Young (2)